POST BALANCE SHEET DATE EVENTS (Details) $ in Millions		1 Months Ended
	Oct. 10, 2018 USD ($)	Oct. 31, 2018 USD ($) Vessels Scrubbers
ME Production | Business combination
Disclosure of non-adjusting events after reporting period [line items]
Percentage of ownership stake		27.50%
Number of vessels committed to install scrubbers | Vessels		21
Number of vessels committed to install scrubbers potentially | Vessels		39
Number of scrubbers | Scrubbers		16
Number of additional scrubbers | Scrubbers		18
TORM Ohio | Classification of assets as held for sale
Disclosure of non-adjusting events after reporting period [line items]
Net loss from sale of vessels	$ 0.5
TORM Clara | Classification of assets as held for sale
Disclosure of non-adjusting events after reporting period [line items]
Net cash proceeds		$ 2.4
TORM Neches | Classification of assets as held for sale
Disclosure of non-adjusting events after reporting period [line items]
Net loss from sale of vessels		$ 0.8